Net financial income / (loss)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Net financial income / (loss)	Net financial income / (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2022	June 30, 2021

Interests on financial assets	198	171
Change in valuation allowance on financial instruments	53	1,040
Foreign exchange gains	3,797	2,185
Other financial income	—	94
Financial income	4,048	3,490
Foreign exchange losses	(3,663)	(1,602)
Unrealized losses on financial assets	(2,309)	—
Interest on financial liabilities	(194)	(160)
Other financial expenses	—	(18)
Financial expenses	(6,166)	(1,781)
Net financial income (loss)	(2,118)	1,709
For the six months ended June 30, 2022 and 2021, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the US dollar on US dollars denominated cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.